UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02351

Western Asset Income Fund
(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA		91101
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1.                                                     PORTFOLIO OF INVESTMENTS

WESTERN ASSET INCOME FUND

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders

Portfolio of Investments

Western Asset Income Fund

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
LONG-TERM SECURITIES — 98.4%
CORPORATE BONDS AND NOTES — 78.8%
Aerospace and Defense — 1.3%
L-3 Communications Corp.	7.625%	6/15/12	$275,000	$278,781
L-3 Communications Corp.	5.200%	10/15/19	370,000	370,925	A
Northrop Grumman Corp.	5.050%	8/1/19	170,000	178,631
The Boeing Co.	4.875%	2/15/20	390,000	402,296
United Technologies Corp.	6.125%	2/1/19	300,000	343,236
				1,573,869
Airlines — 0.6%
Continental Airlines Inc.	6.545%	2/2/19	131,621	124,381
Continental Airlines Inc.	7.256%	3/15/20	183,686	176,339
Delta Air Lines Inc.	7.111%	9/18/11	400,000	390,000
				690,720
Automobiles — 0.4%
General Motors Corp.	8.250%	7/15/23	3,450,000	534,750	B
Beverages — 0.6%
Bottling Group LLC	5.125%	1/15/19	470,000	500,858
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	240,000	272,828
				773,686
Building Products — N.M.
Nortek Inc.	8.500%	9/1/14	55,000	37,950	B,C
Capital Markets — 4.3%
BankAmerica Capital III	1.079%	1/15/27	215,000	124,769	D
Blackstone Holdings Financial	6.625%	8/15/19	480,000	486,718	A
Goldman Sachs Capital II	5.793%	12/29/49	920,000	662,400	E
Goldman Sachs Group Inc. Senior Notes	6.000%	5/1/14	250,000	271,884
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	1,745,000	175	B,E
Lehman Brothers Holdings Inc.	5.750%	5/17/13	350,000	59,500	B
Lehman Brothers Holdings Inc.	6.500%	7/19/17	110,000	11	B
Merrill Lynch and Co. Inc.	6.050%	8/15/12	400,000	426,595
Merrill Lynch and Co. Inc.	5.700%	5/2/17	1,000,000	979,143
Merrill Lynch and Co. Inc.	6.400%	8/28/17	300,000	303,829
Merrill Lynch and Co. Inc.	6.110%	1/29/37	320,000	304,371
Morgan Stanley	4.750%	4/1/14	60,000	59,557
Morgan Stanley	6.000%	5/13/14	860,000	915,561
Morgan Stanley	6.625%	4/1/18	100,000	105,742
The Goldman Sachs Group Inc.	6.345%	2/15/34	555,000	509,701
				5,209,956
Chemicals — 1.0%
Lubrizol Corp.	8.875%	2/1/19	280,000	345,627
The Dow Chemical Co.	7.375%	11/1/29	800,000	832,023
				1,177,650

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — 3.2%
BankAmerica Institutional Capital A	8.070%	12/31/26	$130,000	$125,450	A
BankAmerica Institutional Capital B	7.700%	12/31/26	480,000	441,600	A
Comerica Capital Trust II	6.576%	2/20/37	360,000	247,500	E
Credit Suisse New York	5.300%	8/13/19	320,000	328,111
SunTrust Capital VIII	6.100%	12/15/36	560,000	389,733	E
Wachovia Capital Trust III	5.800%	3/15/42	630,000	434,700	E
Wells Fargo and Co.	3.750%	10/1/14	610,000	606,948
Wells Fargo Capital X	5.950%	12/15/36	450,000	390,375	E
Wells Fargo Capital XIII	7.700%	12/29/49	1,100,000	968,000	E
				3,932,417
Commercial Services and Supplies — 0.5%
Republic Services Inc.	5.500%	9/15/19	130,000	133,920	A
Waste Management Inc.	7.375%	5/15/29	415,000	469,859
				603,779
Consumer Finance — 4.8%
American Express Co.	8.125%	5/20/19	440,000	520,384
American Express Co.	6.800%	9/1/66	1,120,000	952,000	E
American Express Credit Corp.	5.125%	8/25/14	150,000	155,163
Capital One Capital V	10.250%	8/15/39	320,000	353,606
Capital One Financial Corp.	6.750%	9/15/17	230,000	244,095
GMAC LLC	7.500%	12/31/13	1,551,000	1,357,125	A
GMAC LLC	8.000%	12/31/18	201,000	151,755	A
GMAC LLC	8.000%	11/1/31	988,000	795,340	A
Nelnet Inc.	7.400%	9/29/36	460,000	336,338	E
SLM Corp.	5.000%	10/1/13	810,000	644,808
SLM Corp.	5.050%	11/14/14	130,000	95,562
SLM Corp.	8.450%	6/15/18	230,000	183,425
SLM Corp.	5.625%	8/1/33	180,000	112,974
				5,902,575
Containers and Packaging — 0.2%
Ball Corp.	7.125%	9/1/16	250,000	255,000
Diversified Financial Services — 11.5%
AGFC Capital Trust I	6.000%	1/15/67	170,000	68,000	A,E
AIG SunAmerica Global Financing VI	6.300%	5/10/11	1,880,000	1,853,368	A
BAC Capital Trust XIV	5.630%	12/31/49	585,000	383,175	E
Bank of America Corp.	8.000%	12/29/49	150,000	133,365	E
Beaver Valley II Funding	9.000%	6/1/17	239,000	244,275
Capital One Bank	6.500%	6/13/13	330,000	351,823
Citigroup Inc.	6.375%	8/12/14	620,000	641,012
Citigroup Inc.	5.500%	10/15/14	270,000	269,610
Citigroup Inc.	8.500%	5/22/19	1,840,000	2,077,056
Citigroup Inc.	6.125%	8/25/36	550,000	472,011

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
Citigroup Inc.	8.125%	7/15/39	$450,000	$503,725
General Electric Capital Corp.	5.900%	5/13/14	1,000,000	1,072,291
General Electric Capital Corp.	6.000%	8/7/19	1,120,000	1,136,174
General Electric Capital Corp.	6.375%	11/15/67	600,000	496,500	E
HSBC Finance Capital Trust IX	5.911%	11/30/35	1,350,000	1,012,500	E
ILFC E-Capital Trust II	6.250%	12/21/65	790,000	398,950	A,E
JPMorgan Chase and Co.	6.125%	6/27/17	720,000	758,848
UBS Preferred Funding Trust V	6.243%	5/12/49	1,120,000	842,240	E
ZFS Finance USA Trust II	6.450%	12/15/65	1,440,000	1,296,000	A,E
				14,010,923
Diversified Telecommunication Services — 4.1%
AT&T Corp.	8.000%	11/15/31	260,000	323,970
AT&T Inc.	6.550%	2/15/39	1,780,000	1,940,631
Embarq Corp.	7.082%	6/1/16	330,000	358,564
Qwest Corp.	6.875%	9/15/33	1,000,000	810,000
Verizon Communications Inc.	8.950%	3/1/39	720,000	986,375
Verizon Global Funding Corp.	5.850%	9/15/35	570,000	573,852
				4,993,392
Electric Utilities — 4.9%
Commonwealth Edison Co.	5.800%	3/15/18	560,000	604,982
CP&L Inc.	5.300%	1/15/19	690,000	747,282
Duke Energy Corp.	6.300%	2/1/14	500,000	553,138
FirstEnergy Corp.	6.450%	11/15/11	3,000	3,245
FirstEnergy Solutions Corp.	4.800%	2/15/15	170,000	174,678	A
Pacific Gas and Electric Co.	6.050%	3/1/34	240,000	266,977
PNPP II Funding Corp.	9.120%	5/30/16	1,877,000	1,913,658
Sithe/Independence Funding Corp.	9.000%	12/30/13	1,161,786	1,172,649
Virginia Electric & Power Co.	8.875%	11/15/38	390,000	554,773
				5,991,382
Energy Equipment and Services — 0.7%
Baker Hughes Inc.	7.500%	11/15/18	450,000	549,588
EEB International Ltd.	8.750%	10/31/14	260,000	279,500	A
				829,088
Food and Staples Retailing — 0.4%
Wal-Mart Stores Inc.	6.500%	8/15/37	380,000	443,502
Gas Utilities — 0.1%
Southern Natural Gas Co.	5.900%	4/1/17	170,000	175,083	A
Health Care Equipment and Supplies — 0.5%
Baxter International Inc.	4.500%	8/15/19	140,000	143,585
Hospira Inc.	6.050%	3/30/17	290,000	303,681

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Equipment and Supplies — Continued
St Jude Medical Inc.	3.750%	7/15/14	$160,000	$162,800
				610,066
Health Care Providers and Services — 5.5%
Aetna Inc.	6.500%	9/15/18	240,000	259,799
Cardinal Health Inc.	5.500%	6/15/13	210,000	220,191
Coventry Health Care Inc.	5.950%	3/15/17	440,000	394,526
HCA Inc.	7.875%	2/1/11	250,000	252,188
HCA Inc.	6.300%	10/1/12	180,000	172,800
HCA Inc.	6.250%	2/15/13	930,000	888,150
HCA Inc.	5.750%	3/15/14	65,000	57,363
HCA Inc.	9.125%	11/15/14	400,000	413,000
HCA Inc.	9.250%	11/15/16	500,000	516,875
Humana Inc.	6.450%	6/1/16	220,000	221,895
Tenet Healthcare Corp.	9.000%	5/1/15	732,000	764,940	A
Tenet Healthcare Corp.	10.000%	5/1/18	732,000	807,030	A
UnitedHealth Group Inc.	5.000%	8/15/14	50,000	51,807
UnitedHealth Group Inc.	6.000%	11/15/17	520,000	543,363
Universal Health Services Inc.	7.125%	6/30/16	520,000	564,093
WellPoint Inc.	5.875%	6/15/17	540,000	569,960
				6,697,980
Hotels, Restaurants and Leisure — 0.3%
Yum! Brands Inc.	4.250%	9/15/15	310,000	316,876
Independent Power Producers and Energy Traders — 2.7%
Dynegy Holdings Inc.	6.875%	4/1/11	1,300,000	1,319,500
Dynegy Holdings Inc.	8.750%	2/15/12	735,000	749,700
TXU Corp.	5.550%	11/15/14	1,500,000	1,023,671
TXU Corp.	6.500%	11/15/24	520,000	240,510
				3,333,381
Insurance — 3.7%
Allstate Corp.	6.500%	5/15/57	480,000	398,400	E
American International Group Inc.	6.250%	3/15/37	80,000	39,600	E
ASIF Global Financing XIX	4.900%	1/17/13	30,000	27,237	A
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	260,000	176,800	E
Hartford Financial Services Group Inc.	8.125%	6/15/68	325,000	289,250	E
Liberty Mutual Group	5.750%	3/15/14	270,000	254,148	A
Liberty Mutual Group	7.800%	3/15/37	300,000	228,000	A
MetLife Inc.	6.400%	12/15/36	1,160,000	980,200	E
Nationwide Mutual Insurance Co.	9.375%	8/15/39	430,000	458,230	A
Prudential Financial Inc.	8.875%	6/15/38	340,000	333,200	E
The Chubb Corp.	6.375%	3/29/67	320,000	288,000	E
The Travelers Cos. Inc.	6.250%	3/15/37	620,000	545,120	E
The Travelers Cos. Inc.	6.250%	6/15/37	280,000	315,818

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Insurance — Continued
Willis North America Inc.	5.625%	7/15/15	$230,000	$225,960
				4,559,963
IT Services — 0.4%
Electronic Data Systems Corp.	7.450%	10/15/29	420,000	532,429
Leisure Equipment and Products — 0.3%
Hasbro Inc.	6.300%	9/15/17	320,000	335,094	F
Media — 4.3%
Comcast Cable Holdings LLC	9.800%	2/1/12	375,000	431,916
Comcast Corp.	6.450%	3/15/37	120,000	127,067
Comcast Corp.	6.950%	8/15/37	160,000	178,586
Comcast Corp.	6.400%	5/15/38	1,050,000	1,107,165
DirecTV Holdings LLC	4.750%	10/1/14	60,000	60,000	A
News America Inc.	6.550%	3/15/33	545,000	557,807
Omnicom Group Inc.	6.250%	7/15/19	570,000	614,893
TCI Communications Inc.	8.750%	8/1/15	160,000	193,074
Time Warner Cable Inc.	8.750%	2/14/19	520,000	640,604
Time Warner Entertainment Co. LP	8.375%	7/15/33	530,000	636,996
Time Warner Inc.	7.700%	5/1/32	595,000	672,818
				5,220,926
Metals and Mining — 1.8%
Barrick Gold Finance Co.	6.125%	9/15/13	300,000	329,728
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,730,000	1,840,287
				2,170,015
Multi-Utilities — 1.5%
Centerpoint Energy Inc.	6.850%	6/1/15	1,150,000	1,192,276
Dominion Resources Inc.	8.875%	1/15/19	250,000	316,299
DTE Energy Co.	6.350%	6/1/16	260,000	267,648
				1,776,223
Multiline Retail — 0.9%
Federated Retail Holdings Inc.	5.350%	3/15/12	270,000	262,814
Macy’s Retail Holdings Inc.	5.875%	1/15/13	330,000	320,411
May Department Stores Co.	5.750%	7/15/14	400,000	375,820
May Department Stores Co.	6.650%	7/15/24	180,000	141,952
				1,100,997
Oil, Gas and Consumable Fuels — 11.1%
Apache Corp.	6.900%	9/15/18	100,000	118,888
Apache Corp.	6.000%	1/15/37	190,000	211,411
ConocoPhillips	6.000%	1/15/20	360,000	398,970
ConocoPhillips	6.500%	2/1/39	810,000	933,724
DCP Midstream LLC	6.750%	9/15/37	420,000	399,827	A
Devon Financing Corp. ULC	7.875%	9/30/31	350,000	433,527

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Duke Capital LLC	6.250%	2/15/13	$800,000	$857,603
El Paso Corp.	7.800%	8/1/31	2,000,000	1,834,238
Enbridge Energy Partners LP	9.875%	3/1/19	120,000	149,028
Energy Transfer Partners LP	9.700%	3/15/19	170,000	210,424
Enterprise Products Operating LLP	6.125%	10/15/39	320,000	323,312
EOG Resources Inc.	5.875%	9/15/17	540,000	598,280
Hess Corp.	7.875%	10/1/29	1,180,000	1,382,144
Kerr-McGee Corp.	6.950%	7/1/24	300,000	321,194
Kinder Morgan Energy Partners LP	7.125%	3/15/12	530,000	578,852
Peabody Energy Corp.	6.875%	3/15/13	285,000	287,850
Pemex Project Funding Master Trust	6.625%	6/15/35	2,635,000	2,545,244
The Williams Cos. Inc.	7.500%	1/15/31	102,000	104,181
The Williams Cos. Inc.	8.750%	3/15/32	1,250,000	1,433,454
XTO Energy Inc.	6.100%	4/1/36	440,000	452,912
				13,575,063
Paper and Forest Products — 0.5%
Georgia-Pacific Corp.	9.500%	12/1/11	325,000	346,125
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	225,000
				571,125
Pharmaceuticals — 0.6%
Abbott Laboratories	5.125%	4/1/19	200,000	211,945
Pfizer Inc.	6.200%	3/15/19	270,000	304,327
Wyeth	5.950%	4/1/37	170,000	187,211
				703,483
Real Estate Investment Trusts (REITs) — 0.9%
Developers Diversified Realty Corp.	4.625%	8/1/10	300,000	294,926
Developers Diversified Realty Corp.	9.625%	3/15/16	380,000	381,194
Health Care REIT Inc.	5.875%	5/15/15	130,000	123,637
WEA Financial	6.750%	9/2/19	330,000	333,795	A
				1,133,552
Real Estate Management and Development — 0.1%
Forest City Enterprises Inc.	7.625%	6/1/15	225,000	182,250
Thrifts and Mortgage Finance — 1.7%
BB&T Capital Trust II	6.750%	6/7/36	640,000	596,406
Countrywide Financial Corp.	5.800%	6/7/12	950,000	1,002,159
Countrywide Financial Corp.	6.250%	5/15/16	500,000	500,790
				2,099,355
Tobacco — 1.7%
Philip Morris International Inc.	6.875%	3/17/14	490,000	559,759

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Tobacco — Continued
Reynolds American Inc.	7.250%	6/1/12	$1,360,000	$1,460,799
				2,020,558
Wireless Telecommunication Services — 1.7%
New Cingular Wireless Services Inc.	8.750%	3/1/31	655,000	867,653
Sprint Capital Corp.	6.900%	5/1/19	330,000	295,350
Sprint Capital Corp.	8.750%	3/15/32	940,000	888,300
				2,051,303
TOTAL CORPORATE BONDS AND NOTES (Cost — $98,980,748)				96,126,361
MORTGAGE-BACKED SECURITIES — 0.5%
Variable Rate SecuritiesG — 0.5%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.207%	9/25/37	412,284	332,078
Thornburg Mortgage Securities Trust 2007-4 3A1	6.190%	9/25/37	404,815	329,651
TOTAL MORTGAGE-BACKED SECURITIES (Cost — $809,786)				661,729
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 0.5%
Fixed Rate Securities — 0.5%
Fannie Mae	0.000%	10/9/19	350,000	195,634	H,I
Tennessee Valley Authority	5.250%	9/15/39	390,000	411,498
United States Treasury Bonds	4.250%	5/15/39	20,000	20,697
United States Treasury Notes	3.125%	5/15/19	5,000	4,920
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost — $601,280)				632,749
YANKEE BONDSJ — 18.3%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	293,994	291,772	A
Beverages — 0.4%
Diageo Capital PLC	7.375%	1/15/14	380,000	440,382
Chemicals — 0.2%
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	180,000	201,722
Commercial Banks — 6.6%
AES El Salvador Trust	6.750%	2/1/16	750,000	633,777	A
Banco Mercantil del Norte SA	6.135%	10/13/16	750,000	720,447	A,E
Barclays Bank PLC	10.179%	6/12/21	240,000	315,439	A
Barclays Bank PLC	7.434%	9/29/49	910,000	796,250	A,E
Glitnir Banki Hf	6.330%	7/28/11	400,000	98,000	A,B,C
Glitnir Banki Hf	6.693%	6/15/16	680,000	68	A,B,C,E
Glitnir Banki Hf	7.451%	12/14/49	210,000	21	A,B,C,E
Groupe BPCE SA	12.500%	6/29/49	361,000	393,490	A,E
HBOS Capital Funding LP	6.071%	6/30/49	560,000	316,400	A,E
ICICI Bank Ltd.	6.375%	4/30/22	200,000	163,602	A,E
Kaupthing Bank Hf	5.750%	10/4/11	480,000	102,000	A,B,C

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Kaupthing Bank Hf	7.625%	2/28/15	$620,000	$131,750	A,B,C
Kaupthing Bank Hf	7.125%	5/19/16	1,250,000	125	A,B,C
Landsbanki Islands Hf	7.431%	12/31/49	730,000	73	A,B,C,E
Mizuho Financial Group	5.790%	4/15/14	1,100,000	1,162,349	A
Rabobank Nederland NV	11.000%	12/29/49	858,000	1,051,050	A,E
Resona Preferred Global Securities	7.191%	12/29/49	1,095,000	908,850	A,E
Royal Bank of Scotland Group PLC	5.000%	11/12/13	70,000	64,191
Royal Bank of Scotland Group PLC	5.000%	10/1/14	170,000	153,755
Royal Bank of Scotland Group PLC	5.050%	1/8/15	80,000	71,768
Royal Bank of Scotland Group PLC	7.640%	3/31/49	100,000	49,000	E
RSHB Capital SA	7.125%	1/14/14	200,000	205,560	A
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	760,000	399,000	A,E
Sumitomo Mitsui Banking Corp.	5.625%	12/31/49	270,000	256,685	A,E
				7,993,650
Consumer Finance — 0.2%
Aiful Corp.	6.000%	12/12/11	665,000	266,000	A
Diversified Financial Services — 1.4%
Lukoil International Finance BV	6.356%	6/7/17	310,000	298,778	A
Petroplus Finance Ltd.	7.000%	5/1/17	600,000	546,000	A
SMFG Preferred Capital	6.078%	1/29/49	380,000	331,919	A,E
TNK-BP Finance SA	7.500%	7/18/16	160,000	155,600	A
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	394,485
				1,726,782
Diversified Telecommunication Services — 2.7%
British Telecommunications PLC	9.625%	12/15/30	330,000	422,754	F
Deutsche Telekom International Finance BV	5.750%	3/23/16	160,000	169,647
Deutsche Telekom International Finance BV	8.750%	6/15/30	580,000	751,113	F
Koninklijke (Royal) KPN NV	8.375%	10/1/30	240,000	309,274
Telecom Italia Capital	7.200%	7/18/36	760,000	858,702
Telecom Italia Capital SA	7.721%	6/4/38	390,000	463,109
Telefonica Emisiones S.A.U.	5.877%	7/15/19	220,000	239,034
Telefonica Emisiones S.A.U.	7.045%	6/20/36	100,000	118,341
				3,331,974
Electric Utilities — 0.4%
Enersis SA/Cayman Island	7.400%	12/1/16	452,000	504,766
Food and Staples Retailing — 0.3%
Delhaize Group	6.500%	6/15/17	290,000	315,617
Foreign Governments — 0.8%
Quebec Province	7.970%	7/22/36	650,000	862,495
Russian Federation	7.500%	3/31/30	51,840	56,277	A

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Governments — Continued
United Mexican States	6.750%	9/27/34	$24,000		$26,400
					945,172
Industrial Conglomerates — 0.4%
Hutchison Whampoa Int.	4.625%	9/11/15	530,000		526,053	A
Insurance — 0.2%
Axa	8.600%	12/15/30	200,000		207,960
Media — 0.4%
Rogers Cable Inc.	6.250%	6/15/13	250,000		270,283
WPP Finance	8.000%	9/15/14	180,000		197,450
					467,733
Metals and Mining — 1.6%
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	660,000		810,199	F
Vale Overseas Ltd.	6.875%	11/21/36	1,148,000		1,187,641
					1,997,840
Oil, Gas and Consumable Fuels — 1.8%
Anadarko Finance Co.	7.500%	5/1/31	855,000		945,954
Cenovus Energy Inc.	6.750%	11/15/39	90,000		96,978	A
Petrobras International Finance Co.	5.875%	3/1/18	879,000		911,729
Shell International Finance BV	6.375%	12/15/38	250,000		296,863
					2,251,524
Paper and Forest Products — 0.3%
PE Paper Escrow GmbH	12.000%	8/1/14	280,000		302,400	A
Wireless Telecommunication Services — 0.4%
America Movil SA de CV	5.625%	11/15/17	190,000		196,432
Rogers Wireless Inc.	6.375%	3/1/14	300,000		331,181
					527,613
TOTAL YANKEE BONDS (Cost — $26,511,098)					22,298,960
PREFERRED STOCKS — 0.3%
Fannie Mae	8.250%		11,700	shs	18,837	E,I,K
Freddie Mac	8.375%		96,825		175,253	E,I,K
Preferred Blocker Inc.	7.000%		247		143,638	A
TOTAL PREFERRED STOCKS (Cost — $1,537,589)					337,728
TOTAL LONG-TERM SECURITIES (Cost — $128,440,501)					120,057,527
SHORT-TERM SECURITIES — 0.8%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 0.2%
Fannie Mae	0.000%	1/25/10	$199,000		198,792	H,I
Fannie Mae	0.000%	2/1/10	25,000		24,973	H,I

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

	Rate	Maturity Date	Par/Shares	Value
Short-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Freddie Mac	0.000%	1/25/10	$15,000	$14,988	H,I
Freddie Mac	0.000%	1/26/10	4,000	3,997	H,I
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost — $242,750)				242,750
REPURCHASE AGREEMENTS — 0.6%
Deutsche Bank
0.05%, dated 9/30/09, to be repurchased at $782,001 on 10/1/09 (Collateral: $799,000 Freddie Mac Discount note, 0.000% due 3/8/10, value $797,640)			782,000	782,000
TOTAL REPURCHASE AGREEMENTS (Cost — $782,000)				782,000
TOTAL SHORT-TERM SECURITIES (Cost — $1,024,750)				1,024,750
TOTAL INVESTMENTS — 99.2% (Cost — $129,465,251) L				121,082,277
Other Assets Less Liabilities — 0.8%				989,404

Net Assets — 100.0%				$122,071,681

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written M
U.S. Treasury Bond Futures	December 2009	10	$(21,658)
U.S. Treasury Note Futures	December 2009	80	(137,088)
U.S. Treasury Note Futures	December 2009	36	(62,883)
U.S. Treasury Note Futures	December 2009	1	(1,456)

			$(223,085)

N.M.	Not Meaningful.
A

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 18.11% of net assets.

B	Bond is currently in default.
C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
D

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.

E

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

F	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
H	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
J	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
K	Non-income producing.

Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Income Fund - Continued

September 30, 2009 (Unaudited) (continued)

L

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	$7,158,274
	Gross unrealized depreciation	(15,541,248)
	Net unrealized depreciation	$(8,382,974)

M	Futures are described in more detail in the notes to financial statements.

Notes to Portfolio of Investments (unaudited)

Organization and Significant Accounting Policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Long-term investments:
Corporate bonds & notes	—	$96,126,361	—	$96,126,361
Mortgage-Backed Securities	—	661,729	—	661,729
U.S. Government and Agency Obligations	—	632,749	—	632,749
Yankee Bonds	—	22,298,960	—	22,298,960
Preferred Stocks†	$194,090	143,638	—	337,728
Total long-term investments	194,090	119,863,437	—	120,057,527
Short-term investments†	—	1,024,750	—	1,024,750
Total investments	194,090	120,888,187	—	121,082,277
Other financial instruments:
Futures contracts	(223,085)	—	—	(223,085)
Total	$(28,995)	$120,888,187	$—	$120,859,192

Notes to Portfolio of Investments (unaudited) (continued)

† See Portfolio of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	TOTAL
Balance as of December 31, 2008	$37,200	$37,200
Accrued premiums/discounts	8,201	8,201
Realized gain/(loss)[1]	—	—
Change in unrealized appreciation (depreciation)[2]	86,349	86,349
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	(131,750)	(131,750)
Balance as of September 30, 2009	—	—
Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009	—	—

1 This amount is included in net realized gain (loss) from investment transactions.

2 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Futures Contracts

The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

Notes to Portfolio of Investments (unaudited) (continued)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(223,085)	$(223,085)
Total	—	$(223,085)	$(223,085)

The Fund had an average market value of $5,500,652 in futures contracts (to sell).

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  November 23, 2009

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:  November 23, 2009